Basis of Presentation and Significant Accounting Policies (Summary of Components of Net Operating Revenues Before Provision for Bad Debts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Health Care Organizations [Abstract]
Operating revenues	$ 12,104,580	$ 11,613,826	$ 10,705,195
Less: Contractual allowances	(9,247,789)	(8,795,674)	(7,877,299)
Less: Discounts	(437,738)	(372,294)	(417,894)
Total net operating revenues, before the provision for bad debts	$ 2,419,053	$ 2,445,858	$ 2,410,002